Concentrations (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentrations (Textual)
Cash and cash equivalent balances	$ 3,642,521	$ 93,625	$ 237,561
Customer percentage	10% or more